SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
PSU [Member]
Number of options
Outstanding as of January 1, 2026	1,177,500
Granted	299,500
Vested	(234,625)
Forfeited and cancelled	0
Outstanding as of June 30, 2026	1,242,375	1,177,500
2008 Plan [Member] | Employees and directors stock options [Member]
Number of options
Outstanding as of January 1, 2026	3,862,523
Exercised	(903,945)
Forfeited and cancelled	(73,750)
Outstanding as of June 30, 2026	2,884,828	3,862,523
Exercisable as of June 30, 2026	1,121,053
Weighted-average exercise price
Outstanding at January 1, 2026	$ 6.7
Exercised	7.4
Forfeited and cancelled	6.5
Outstanding as of June 30, 2026	6.5	$ 6.7
Exercisable as of June 30, 2026	$ 6.6
Weighted-average remaining contractual term (in years)
Outstanding at End	3 years 3 months 18 days	3 years 6 months
Exercisable as of June 30, 2024	2 years 6 months
Aggregate intrinsic value
Outstanding as of January 1, 2026	$ 24,140
Outstanding as of June 30, 2026	19,712	$ 24,140
Exercisable as of June 30, 2026	$ 7,248